Property and equipment, net - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and equipment, net
Property and equipment, gross	$ 64,980		¥ 250,812		¥ 420,925
Accumulated depreciation	(29,152)		(101,505)		(188,840)
Property and equipment, net	35,828		149,307		232,085
Depreciation
Depreciation expenses	17,122	¥ 110,915	52,048	¥ 22,735
Office furniture and equipment
Property and equipment, net
Property and equipment, gross	6,514		33,112		42,198
Office computer equipment
Property and equipment, net
Property and equipment, gross	11,022		56,089		71,399
Servers and network equipment
Property and equipment, net
Property and equipment, gross	22,431		84,219		145,296
Software
Property and equipment, net
Property and equipment, gross	4,068		17,030		26,351
Digital locks
Property and equipment, net
Property and equipment, gross	9,580		4,551		62,060
Leasehold improvements
Property and equipment, net
Property and equipment, gross	$ 11,365		¥ 55,811		¥ 73,621